Filed pursuant to Rule 497(e)
Securities Act File No. 333-196273
Investment Company Act File No. 811-22930

USCF ETF TRUST

Supplement dated June 30, 2025
to the Statement of Additional Information (“SAI”) dated October 30, 2024 of USCF ETF Trust (the “Trust”)

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective June 30, 2025 (the “Effective Date”), Gregory Powell, PhD, will no longer serve as portfolio manager for USCF Dividend Income Fund (“UDI”) and USCF Midstream Energy Income Fund (“UMI”) and all references to Mr. Powell will be removed in their entirety. Mr. Powell announced his planned retirement from Miller/Howard Investments, Inc. (the “Sub-Adviser”). Adam Fackler, CFA, a Portfolio Manager for the Sub-Adviser, will assume the role of Chief Investment Officer for the Sub-Adviser on the Effective Date.

In addition, on the Effective Date, Mr. Fackler and Michael Roomberg, CFA, a Portfolio Manager for the Sub-Adviser, will each begin serving as portfolio manager for UDI. John (“Jack”) E. Leslie III, CFA, will continue to serve as portfolio manager for UDI alongside Messrs. Fackler and Roomberg. John R. Cusick, CFA, and Mr. Fackler will continue serving as co-portfolio managers of UMI.

Accordingly, on the Effective Date, the SAI will be revised as follows:

The following replaces in its entirety the second row of the first table in the subsection of the SAI titled “MANAGEMENT SERVICES—Portfolio Managers”:

Fund	Portfolio Managers
UDI	Adam Fackler, CFA
John (“Jack”) E. Leslie III, CFA
Michael Roomberg, CFA

The following replaces in its entirety the second table in the subsection of the SAI titled “MANAGEMENT SERVICES—Portfolio Managers”:

UDI

	Adam Fackler, CFA[1]	John (“Jack”) E. Leslie III, CFA[1]	Michael Roomberg, CFA[1]
Registered Investment Companies
Number of Accounts	2	1	1
Total Assets (in millions)	$377	3	3
Number of Accounts Subject to a Performance Fee	0	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	0	0
Other Pooled Investment Vehicles
Number of Accounts	0	0	0
Total Assets (in millions)	$0	0	0
Number of Accounts Subject to a Performance Fee	0	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	0	0
Other Accounts
Number of Accounts	2,048	2,049	2,049
Total Assets (in millions)	$3,203	3,577	3,577
Number of Accounts Subject to Performance	0	0	0
Total Assets Subject to a Performance Fee (in millions)	$0	0	0

1 Information is as of March 31, 2025.

The following replaces in its entirety the second row of the table in the subsection of the SAI titled “MANAGEMENT SERVICES—Ownership of Securities”:

Fund	Portfolio Manager	Dollar Range of Shares of Fund
UDI	Adam Fackler, CFA[1]	None.
	John (“Jack”) E. Leslie III, CFA[1]	$1 - $10,000
	Michael Roomberg, CFA[1]	None.

1 Information is as of March 31, 2025.

Please retain this supplement for future reference.